INCOME TAXES (Details Narrative) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended		24 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 Discontinued Operations	Dec. 31, 2013 TRSs	Dec. 31, 2012 TRSs	Dec. 31, 2011 TRSs	Dec. 31, 2013 TRSs Discontinued Operations	Dec. 31, 2011 Restated
REIT Distribution Threshold for Nontaxation	90.00%				90.00%
Net Income Distributed					100.00%	100.00%							100.00%
New Residential common stock value per share					$ 6.89
Repurchase of debt					$ 35,900	$ 39,300	$ 787,800						$ 188,900
Gain on extinguishment of debt					4,600	24,100	521,100						88,100
GAAP gain						23,200							66,100
Face value of debt repurchased related to GAAP portion						34,100							171,800
Debt cancelled in securitization					101,900
Loss carryforward						750,200
Operating loss carryforwards expiration year					2029
Capital loss carryforwards expiration year					2015
Net operating loss carryforwards									540,200
Income tax expense	(175)	1,213			1,038			1,062	2,100	0	0	1,100
Increase in valuation allowance					$ (4,349)				$ 4,400